DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Sep. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of black-scholes option-pricing model assumption inputs

The range of Black-Scholes option-pricing model assumption inputs for all the valuation dates are in the table below:

	September 30, 2015 through to September 30, 2016
	Low	High
Annual dividend yield	—	—
Expected life (years)	2.5	5.00
Risk-free interest rate	0.56%	1.81%
Expected volatility	191.05%	273.10%

Schedule of changes in the derivative valuation

The following tables include a roll-forward of liabilities classified within Levels 1, 2 and 3:

	Level 1	Level 2	Level 3

Stock warrant and other derivative liabilities at September 30, 2014	$-	$-	$153,100
Change in fair value	-	-	(153,100)
Stock warrant and other derivative liabilities at September 30, 2015			833,000
Total derivative liabilities at September 30, 2015	$-	$-	$833,000
$3M of convertible debt prior to amendment 12/22/15	-	-	(772,800)
$3M of convertible debt as amended 12/23/15	-	-	962,300
Change in fair value as of 06/30/26	-	-	(263,100)
Derivative liabilities upon Note origination 12/23/15 through 8/16/16	-	-	1,079,800
$6M of convertible debt prior to amendment 09/16/16	-	-	1,070,500
$6M of convertible debt as amended 09/19/16	-	-	3,412,300
Elimination of derivative liabilities on Note conversion to Common Stock	-	-	(6,322,000)
Total derivative liabilities at September 30, 2016	$-	$-	$-